Revenue - Additional information (Details) - CNY (¥)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023
Disclosure of transaction price allocated to remaining performance obligations [line items]
Expected period of satisfaction of amount expected to be recognized		1 year
Transaction price allocated to the remaining performance obligations	¥ 97,919,000	¥ 96,025,000	¥ 108,005,000
Minimum
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining licensing period	1 year	1 year	1 year
Maximum
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining licensing period	10 years	10 years	10 years
License fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Amount expected to be recognized as revenue	¥ 40,954,000	¥ 35,145,000	¥ 46,754,000